Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 05, 2012
Stock options under 2012 Plan
Stock option details
Shares available for future grants		204,750		800,000
Maximum exercisable period for options granted	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life	7 years 7 months 17 days	7 years 7 months 17 days
Dividend yield (as a percent)	2.01%	2.33%
Interest rate (as a percent)	2.28%	2.86%
Volatility (as a percent)	47.36%	47.28%
Stock option activity
Options outstanding at the beginning of the period (in shares)	515,143
Plus: Options granted (in shares)	564,750
Less:
Options exercised (in shares)	40,385
Options expired (in shares)	15,125
Options forfeited (in shares)	30,494
Options outstanding at the end of the period (in shares)	993,889	515,143
Options fully vested and exercisable at the end of the period (in shares)	250,487
Stock options, weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 15.98
Plus: Options granted, weighted average exercise price (in dollars per share)	$ 21.48
Less:
Options exercised, weighted average exercise price (in dollars per share)	$ 13.75
Options expired, weighted average exercise price (in dollars per share)	$ 27.02
Options forfeited, weighted average exercise price (in dollars per share)	$ 18.84
Options outstanding at the end, weighted average exercise price (in dollars per share)	$ 18.94	$ 15.98
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 16.76
Stock options, weighted average remaining contractual term
Options outstanding at the end, weighted average remaining contractual term	6 years 7 months 13 days
Options fully vested and exercisable at the end, weighted average remaining contractual term	2 years 3 months 11 days
Stock options, aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 7,567,000
Options fully vested and exercisable at the end, aggregate intrinsic value	2,461,000
Stock-based compensation expense	1,058,000	414,000	474,000
Stock-based compensation cost, unrecognized, related to non-vested options	3,934,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition	2 years 3 months 18 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 9.07	$ 9.05	$ 8.71
Total fair value of stock options vested	376,000	480,000	524,000
Total intrinsic value of stock options exercised	$ 468,000	$ 171,000	$ 41,000
Incentive stock options granted to 10% shareholders
Stock option details
Maximum exercisable period for options granted	5 years